OTHER PAYABLES (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER PAYABLES
Accrued expenses	$ 11,244	$ 19,464	$ 9,214
Commissions payable	8,416	8,326	4,855
Employee related compensation	28,693	33,249	26,264
Lease liability	8,636
Other	1,104	2,416	2,208
Total	$ 58,093	$ 63,455	$ 42,541